Financial Instruments - Summary of Derivatives Measured at Fair Value (Detail) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	€ 26	€ 30
Other financial liabilities-derivatives	69	89
Level 1 of fair value hierarchy [member]
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	5	9
Other financial liabilities-derivatives	32	50
Level 2 of fair value hierarchy [member]
Disclosure of financial instruments measured at fair value [line items]
Other financial assets-derivatives	21	21
Other financial liabilities-derivatives	€ 37	€ 39